UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON
THE FORM 13F FILED ON AUGUST 14, 2008 PURSUANT TO A REQUEST
FOR CONFIDENTIAL TREATMENT AND FOR WHICH THE FILER NO
LONGER SEEKS CONFIDENTIAL TREATMENT

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):  [  ] is a restatement.
                                   [ X] adds new holdings
                                   entries.
Institutional Investment Manager
Filing this Report:
                 Name:             Fore Research & Management, LP
                 Address:          280 Park Avenue, 43rd floor
                                   New York, New York 10017

                 13F File Number:  028-11162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all
information contained herein is true, correct and complete, and that it is understood that all required items, statements,
schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:               Ari Burstein
Title:              Chief Compliance Officer
Phone:              212-984-3800
Signature,          Place,                           and Date of
                                                     Signing:
/s/ Ari Burstein,   New York, New York               September 22, 2008

Report Type (Check only one.):

                    [ X]        13F HOLDINGS REPORT.
                    [  ]        13F NOTICE.
                    [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry       2
Total:
Form 13F Information Table Value       $164,627
Total:                                 (in thousands)

List of Other Included Managers:

                              FORM 13F INFORMATION TABLE
NAME OF ISSUER                TITLE OF CLASS        CUSIP     VALUE   SHARES /   SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
                                                               (x$1000  PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE      SHARED NONE
--------------------------    -------------------   --------- ------  -------   --   --   ------  ------    ------   ------ -----
LEUCADIA NATL CORP            NOTE 3.750% 4/1       527288AX2   108806  50508000 PRN        SOLE             50508000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1       53219LAH2    55821  65369000 PRN        SOLE             65369000